TABLE OF CONTENTS


                                                                         Page
Financial Statements and Highlights
    Statements of Assets and Liabilities..............................    2
    Statements of Operations .........................................    3
    Statements of Changes in Net Assets...............................    4
    Notes to Financial Statements.....................................    5
    Schedules of Investments
         International Emerging Markets Portfolio.....................    8
         International Securities Portfolio...........................   11
    Financial Highlights..............................................   14

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               INTERNATIONAL     INTERNATIONAL
                                              EMERGING MARKETS    SECURITIES
                                                 PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
INVESTMENT IN SECURITIES--AT COST ..........   $ 28,358,580      $ 43,717,981
                                               ============      ============
ASSETS
Investment in securities--at value..........   $ 27,049,306      $ 40,120,273
Cash........................................        347,906            53,840
Receivables:
 Dividends and interest.....................        116,397           116,180
 Investment securities sold.................             --            54,480
Other assets................................             --               109
                                               ------------      ------------
                                Total Assets     27,513,609        40,344,882
LIABILITIES
Accrued expenses............................          4,264             4,921
Payables:
 Investment securities purchased............        273,236           259,455
                                               ------------      ------------
                           Total Liabilities        277,500           264,376
                                               ------------      ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES    $ 27,236,109      $ 40,080,506
                                               ============      ============

NET ASSETS CONSIST OF:
Capital Shares and additional
 paid-in-capital............................   $ 34,550,195      $ 46,645,555
Accumulated undistributed (overdistributed)
 net investment income (operating loss).....        101,577           139,307
Accumulated undistributed (overdistributed)
 net realized gain (loss)...................     (6,114,642)       (3,101,822)
Net unrealized appreciation (depreciation)
 of investments.............................     (1,309,274)       (3,597,708)
Net unrealized appreciation (depreciation)
 on translation of assets and liabilities in
 foreign currencies.........................          8,253            (4,826)
                                               ------------      ------------
                            Total Net Assets   $ 27,236,109      $ 40,080,506
                                               ============      ============
CAPITAL STOCK (PAR VALUE: $.01 A SHARE):
Shares authorized...........................    100,000,000       100,000,000
Shares issued and outstanding...............      2,910,309         3,638,533
NET ASSET VALUE PER SHARE ..................   $       9.36      $      11.02
                                               ============      ============



See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

                                               INTERNATIONAL     INTERNATIONAL
                                              EMERGING MARKETS    SECURITIES
                                                 PORTFOLIO         PORTFOLIO
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income:
 Dividends..................................    $   552,125      $   527,161
 Withholding tax on foreign dividends.......        (59,899)         (70,599)
 Interest...................................         69,216           49,486
                                                -----------      -----------
                                Total Income        561,442          506,048
Expenses:
 Management and investment advisory fees....        264,970          196,068
                                                -----------      -----------
      Net Investment Income (Operating Loss)        296,472          309,980

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) from:
 Investment transactions....................     (4,456,409)      (2,369,077)
 Foreign currency transactions..............       (128,543)          (6,881)
Change in unrealized
 appreciation/depreciation of:
 Investments................................      5,740,079       (6,901,525)
 Translation of assets and liabilities in
  foreign currencies........................          9,668           (5,842)
                                                -----------      -----------
  Net Realized and Unrealized Gain (Loss) on
          Investments and Foreign Currencies      1,164,795       (9,283,325)
                                                -----------      -----------
       Net Increase (Decrease) in Net Assets
                   Resulting from Operations    $ 1,461,267      $(8,973,345)
                                                ===========      ===========



See accompanying notes.

                      STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
           SIX MONTHS ENDED JUNE 30, 2001 EXCEPT AS NOTED (UNAUDITED)
 -------------------------------------------------------------------------------

                                 INTERNATIONAL                  INTERNATIONAL
                               EMERGING MARKETS                  SECURITIES
                                   PORTFOLIO                      PORTFOLIO
--------------------------------------------------------------------------------------
                         SIX MONTHS          YEAR         SIX MONTHS        YEAR
                            ENDED           ENDED           ENDED           ENDED
                          JUNE 30,       DECEMBER 31,      JUNE 30,     DECEMBER 31,
                            2001             2000            2001           2000
                        -------------  ----------------  ------------  ---------------
--------------------------------------------------------------------------------------
OPERATIONS
Net investment income
 (operating loss).....  $    296,472   $    339,347      $   309,980    $    415,995
Net realized gain
 (loss) from
 investment and
 foreign currency
 transactions.........    (4,584,952)     4,016,367       (2,375,958)      4,927,213
Change in unrealized
 appreciation/depreciation
 of investments and
 translation of assets
 and liabilities in
 foreign currencies....     5,749,747    (41,769,375)      (6,907,367)    (10,033,480)
                         ------------   ------------      -----------    ------------
Net Increase (Decrease)
          in Net Assets
         Resulting from
             Operations     1,461,267    (37,413,661)      (8,973,345)     (4,690,272)

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS
From net investment
 income................            --             --          (54,561)       (353,008)
Dividends in excess of
 net investment income.            --       (828,774)              --              --
From net realized gain
 on investments and
 foreign currency
 transactions..........            --             --               --      (4,333,731)
Excess distribution of
 net realized gain on
 investments and
 foreign currency
 transactions..........            --             --               --      (1,133,752)
                         ------------   ------------      -----------    ------------
    Total Dividends and
          Distributions            --       (828,774)         (54,561)     (5,820,491)

CAPITAL SHARE
 TRANSACTIONS
Shares sold............            --             --               --         640,575
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --        700,463           35,582       3,673,426
Shares redeemed........   (51,000,221)   (15,257,652)(a)      (20,000)     (6,051,374)
                         ------------   ------------      -----------    ------------
Net Increase (Decrease)
     in Net Assets from
          Capital Share
           Transactions   (51,000,221)   (14,557,189)          15,582      (1,737,373)
                         ------------   ------------      -----------    ------------
         Total Increase
             (Decrease)   (49,538,954)   (52,799,624)      (9,012,324)    (12,248,136)

NET ASSETS
Beginning of period....    76,775,063    129,574,687       49,092,830      61,340,966
                         ------------   ------------      -----------    ------------
End of period
 (including
 undistributed net
 investment income as
 set forth below)......  $ 27,236,109   $ 76,775,063      $40,080,506    $ 49,092,830
                         ============   ============      ===========    ============
Undistributed Net
 Investment Income
 (Operating Loss)......  $    101,577   $    (66,352)     $   139,307    $   (111,220)
                         ============   ============      ===========    ============


INCREASE (DECREASE) IN
 CAPITAL SHARES
Shares sold............            --             --               --          38,282
Shares issued in
 reinvestment of
 dividends and
 distributions.........            --         52,195            2,699         284,376
Shares redeemed........    (5,318,711)    (1,619,561)(a)       (1,581)       (371,386)
                         ------------   ------------      -----------    ------------
Net Increase (Decrease)    (5,318,711)    (1,567,366)           1,118         (48,728)
                         ============   ============      ===========    ============



(a)Includes a redemption in kind of $13,039,501 and 1,388,658 shares. See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

1. ORGANIZATION

Principal Investors Fund, Inc. (the "Fund") consists of two portfolios (International Emerging Markets Portfolio and International Securities Portfolio; known as the "Portfolios") with a fiscal year end of December 31, presented herein, and 44 funds with a fiscal year end of October 31. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Portfolios:



SECURITY VALUATION. . The Portfolios value securities for which market quotations are readily available at market value, which is determined using the last reported sale price or, if no sales are reported, as is regularly the case for some securities traded over-the-counter, the last reported bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks and foreign securities, the investments are valued by using prices provided by market makers or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Fund's Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market.



FOREIGN SECURITIES. . Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of each portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by Principal Manangement Corporation (the "Manager") under procedures established and regularly reviewed by the Fund's Board of Directors. To the extent each portfolio invests in foreign securities listed on foreign exchanges which trade on days on which a portfolio does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, each portfolio's net asset value could be significantly affected on days when shareholders do not have access to the Portfolios.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

The value of foreign securities in foreign currency amounts is expressed in U.S. dollars at the closing daily rate of exchange. The identified cost of the portfolio holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)



INCOME AND INVESTMENT TRANSACTIONS. . The Portfolios record investment transactions generally one day after the trade date, except for short-term investment transactions, which are recorded generally on the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Portfolios record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Portfolios are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities purchased are accreted/amortized, over the lives of the respective securities.



DISTRIBUTIONS TO SHAREHOLDERS . Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for net operating losses, redemptions in kind, sales of Passive Foreign Investment Companies and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. On December 31, 2000, the International Emerging Markets Porfolio made a consent distribution of $1,641,689 to Principal Life Insurance Company. A consent distribution is a theoretical distribution made to shareholders who agree to treat the distribution as an actual distribution. A consent distribution decreases the earnings and profits and increases the paid-in capital of the portfolio.

Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as tax return of capital distributions.



FEDERAL INCOME TAXES. . No provision for federal income taxes is considered necessary because each portfolio is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments for federal income tax reporting purposes approximates that used for financial reporting purposes.



OTHER . The Financial Accounting Standards Board recently approved the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide supercedes a previous version of the AICPA Audit and Accounting Guide for Investment Companies and Statement of Position 93-2, Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. As required, the Portfolios have adopted the provisions of the Guide.


3. OPERATING POLICIES



LINE OF CREDIT. . The Portfolios participate with other funds and accounts managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus
 .50%. Additionally, a commitment fee is charged at the annual rate of .09% on the amount of the line of credit. The commitment fee is allocated among the participating funds, accounts and portfolios in proportion to their average net assets during each calendar quarter. At June 30, 2001, the Portfolios had no outstanding borrowings under the line of credit.

                         NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------
4. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATES



MANAGEMENT SERVICE. . The Fund has agreed to pay an investment advisory and management fee, computed at an annual percentage rate of each portfolio's average daily net assets, to Principal Management Corporation and to Invista Capital Management, LLC ("Invista"). Principal Management Corporation is wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc. Invista is an indirect, wholly-owned subsidiary of Principal Life Insurance Company. Pursuant to a sub-advisory agreement, Invista has agreed to provide investment advisory services in return for the advisory fee paid by the Fund and to reimburse the Manager for the other costs it incurs under the management agreement. The annual rates used in this calculation for the Portfolios are as follows:

                                             NET ASSETS VALUE OF PORTFOLIO
                                                     (IN MILLIONS)
                                           ------------------------------
                                             FIRST        NEXT        NEXT
                                              $250        $250        $500
                                             -----        ----        ----
 International Emerging Markets Portfolio    1.15%       1.05%        .95%
 International Securities Portfolio           .90         .90         .90




AFFILIATED OWNERSHIP. . At June 30, 2001, Principal Life Insurance Company owned 2,910,309 and 1,818,922 shares of International Emerging Markets Portfolio and International Securities Portfolio, respectively.



AFFILIATED BROKERAGE COMMISSIONS. . No brokerage commissions were paid by the Fund to Princor Financial Services Corporation during the periods. Brokerage commissions were paid to other affiliates by the Portfolios as follows:

                                                                        SIX MONTHS ENDED       YEAR ENDED
                                                                          JUNE 30, 2001     DECEMBER 31, 2000
                                                                        ----------------    -----------------
 International Emerging Markets Portfolio                                    $42,481             $68,634
 International Securities Portfolio                                              395              55,626



5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Portfolios were as follows:

                                                                                      PURCHASES             SALES
                                                                               -----------------------  -------------
 International Emerging Markets Portfolio                                            $14,627,550         $60,390,587
 International Securities Portfolio                                                   22,045,106          23,228,945




At June 30, 2001, net unrealized appreciation (depreciation) of investments by the Portfolios was composed of the following:

                                                       GROSS UNREALIZED            NET UNREALIZED
                                              ----------------------------------   APPRECIATION
                                                                                   (DEPRECIATION)
                                              APPRECIATION       (DEPRECIATION)     OF INVESTMENTS
                                              ------------       --------------    ---------------
 International Emerging Markets Portfolio     $       2,622,098  $    (3,923,119)                 $    (1,301,021)
 International Securities Portfolio                   1,962,126       (5,564,660)                 $    (3,602,534)




The Portfolios' investments are with various issuers in various industries. The Schedules of Investments contained herein summarize concentrations of credit risk by issuer and industry.

                            SCHEDULE OF INVESTMENTS
                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                           JUNE 30, 2001 (UNAUDITED)

                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (90.93%)
ADVERTISING AGENCIES (0.50%)
                                                                             $
 Cheil Communications                                       1,560               135,548
AEROSPACE & DEFENSE (1.94%)
 Empresa Bras de Aeronautica                               13,566               529,752
AIRPORT DEVELOPMENT & MAINTENANCE (0.64%)
 Grupo Aeroportuario de Sureste /1/                         9,317               174,228
APPLICATIONS SOFTWARE (0.29%)
 Infosys Technologies                                       1,001                80,041
AUTO-CARS & LIGHT TRUCKS (0.30%)
 Tofas Turk Otomobil Fabrik                            10,311,000                82,162
BEVERAGES-NON-ALCOHOLIC (0.69%)
 Coca-Cola Femsa                                            7,651               188,980
BREWERY (3.62%)
 Al-Ahram Beverages                                        23,159               268,065
 Companhia de Bebidas das Americas                          4,033                93,364
 Grupo Modelo                                             132,400               359,879
 Hite Brewery                                               7,802               263,366
                                                                                984,674
BROADCASTING SERVICES & PROGRAMMING (0.74%)
 Grupo Televisa                                             5,040               201,650
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.53%)
 Cemex                                                     27,494               145,682
BUILDING-RESIDENTIAL & COMMERCIAL (0.49%)
 Hyundai Development                                       35,970               133,729
CELLULAR TELECOMMUNICATIONS (7.46%)
 Advanced Info Service Public                               9,200                97,933
 America Movil /1/                                         29,355               612,345
 China Mobile /1/                                          13,650               365,683
 China Mobile                                              98,500               520,289
 Cosmote Mobile Communications /1/                         20,900               187,556
 Telemig Celular Participacoes                              2,190                90,447
 Turkcell Iletisim Hizmet /1/                              21,515                60,242
 Vimpel Communications /1/                                  5,966                97,902
                                                                              2,032,397
COMMERCIAL BANKS (7.84%)
 Alpha Bank                                                 7,420               155,788
 Banco Latinoamericano de Exportaciones                     8,100               297,837
 Bank Sinopac                                             532,463               245,895
 BOE                                                      144,800                81,012
 Chinatrust Commercial Bank                               324,000               226,791
 Commercial Bank of Greece                                  4,210               151,763
 H&CB                                                      19,761               442,172
 OTP Bank                                                   6,720               349,028
 Shinhan Bank                                               7,800                80,069
 Unibanco - Uniao de Bancos Brasileiros                     4,112               104,650
                                                                              2,135,005
COMMERCIAL SERVICES (0.58%)
 Cosco Pacific                                            238,000               157,143
COMPUTERS-PERIPHERAL EQUIPMENT (0.68%)
 Ambit Microsystems                                        43,989               183,980
                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION/WHOLESALE (1.13%)
                                                                             $
 Esprit Holdings                                          281,082               308,113
DIVERSIFIED MINERALS (1.60%)
 Billiton                                                  89,900               434,939
DIVERSIFIED OPERATIONS (1.75%)
 Beijing Enterprises                                      166,000               213,887
 Grupo Carso                                               53,400               158,076
 Hutchison Whampoa                                         10,500               106,011
                                                                                477,974
EDUCATIONAL SOFTWARE (0.21%)
 NIIT                                                       7,220                56,713
ELECTRIC-INTEGRATED (0.88%)
 Cia Paranaense de Energia                                 10,780                80,958
 Unified Energy Systems                                    13,871               158,129
                                                                                239,087
ELECTRONIC COMPONENTS-MISCELLANEOUS (4.90%)
 Asustek Computer                                          23,000                97,197
 Hankuk Electric Glass                                      2,220               174,118
 Procomp Informatics /1/                                      952                 1,880
 Samsung Electronics                                        6,330               934,533
 Yageo                                                    146,900               125,866
                                                                              1,333,594
ELECTRONIC CONNECTORS (0.93%)
 Hon Hai Precision Industry                                48,000               252,338
ELECTRONIC MEASUREMENT INSTRUMENTS (0.21%)
 Camtek /1/                                                11,400                58,026
FINANCE-INVESTMENT BANKER & BROKER (0.55%)
 Samsung Securities                                         5,300               150,788
FINANCE-INVESTMENT FUND (0.30%)
 India Fund                                                 7,800                80,808
FINANCE-OTHER SERVICES (4.08%)
 Grupo Financiero Banamex Accival                         261,465               674,151
 Grupo Financiero BBVA Bancomer                           377,797               372,926
 Hong Kong Exchanges & Clearing                            36,000                64,154
                                                                              1,111,231
FOOD-RETAIL (0.30%)
 Companhia Brasileira de Distribuicao Grupo Pao
  de Acucar                                                 2,055                47,697
 Migros Turk                                              536,000                33,314
                                                                                 81,011
GAS-DISTRIBUTION (1.02%)
 OAO Gazprom                                               25,374               279,114
INTERNET SECURITY (1.63%)
 Check Point Software Technologies /1/                      8,795               444,763
MEDICAL-DRUGS (3.14%)
 Dr. Reddy's Laboratories /1/                              21,162               392,555
 Ranbaxy Laboratories                                      17,100               174,926
 Teva Pharmaceutical Industries                             4,599               286,518
                                                                                853,999
                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
METAL-ALUMINUM (1.98%)
                                                                             $
 Hindalco Industries /2/                                   27,631               540,186
MINING SERVICES (1.21%)
 Yanzhou Coal Mining                                      716,886               330,875
MONEY CENTER BANKS (2.92%)
 Bank Hapoalim                                             55,773               136,695
 ICICI Banking /1/                                         10,945                55,053
 Overseas Union Bank                                       47,420               245,949
 State Bank of India /2/                                   32,174               357,132
                                                                                794,829
MULTIMEDIA (0.36%)
 Johnnic Holdings                                          13,300                98,334
NIGHT CLUBS (0.75%)
 Corporacion Interamericana de Entretenimiento
  /1/                                                      50,344               204,984
OIL COMPANY-EXPLORATION & PRODUCTION (1.78%)
 CNOOC /1/                                                 16,530               313,244
 Gulf Indonesia Resources                                  16,790               170,586
                                                                                483,830
OIL COMPANY-INTEGRATED (7.89%)
 OAO Lukoil Holding /1/                                     3,616               173,442
 Petroleo Brasileiro                                       19,360               503,360
 Sasol                                                     73,300               677,429
 Surgutneftegaz                                            30,981               396,247
 YUKOS /1/                                                  6,852               397,416
                                                                              2,147,894
OIL REFINING & MARKETING (0.50%)
 Tupras Turkiye Petrol Rafine                           5,324,000               135,756
PAPER & RELATED PRODUCTS (2.35%)
 Aracruz Celulose                                          15,350               287,045
 Sappi                                                     24,200               208,042
 Sappi                                                     16,207               145,053
                                                                                640,140
PLATINUM (1.81%)
 Anglo American Platinum                                   11,070               492,999
REAL ESTATE MANAGEMENT/SERVICES (0.22%)
 SM Prime Holdings                                        506,893                59,949
REAL ESTATE OPERATOR & DEVELOPER (1.90%)
 Cheung Kong                                               17,000               185,259
 Consorcio ARA /1/                                        105,000               173,321
 Hong Kong Land Holdings                                   87,925               158,265
                                                                                516,845
RETAIL-CONVENIENCE STORE (0.56%)
 President Chain Store                                     69,920               151,294
RETAIL-DISCOUNT (1.10%)
 Walmart de Mexico                                        110,429               298,944
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (5.25%)
 Realtek Semiconductor /1/                                 20,800                94,243
 Taiwan Semiconductor Manufacturing /1/                   431,760               802,575
 Taiwan Semiconductor Manufacturing /1/                     6,033                91,641
                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                             $
 United Microelectronics /1/                              332,000               440,674
                                                                              1,429,133
SEMICONDUCTOR EQUIPMENT (0.80%)
 ASE Test /1/                                              17,075               218,389
STEEL PIPE & TUBE (0.57%)
 Tubos de Acero de Mexico                                  12,346               156,177
TELECOMMUNICATION EQUIPMENT (0.64%)
 Comverse Technology /1/                                    1,909               109,996
 Global Tele-Systems                                       17,225                64,301
                                                                                174,297
TELECOMMUNICATION SERVICES (3.51%)
 China Unicom /1/                                           8,613               152,450
 Korea Telecom                                              6,976               153,333
 Korea Telecom Freetel /1/                                  3,800               109,573
 SK Telecom                                                   250                36,813
 SK Telecom                                                11,819               199,741
 Videsh Sanchar Nigam                                      22,641               303,389
                                                                                955,299
TELEPHONE COMMUNICATION (0.00%)
 Telebras Rights                                       11,414,601                     -
TELEPHONE-INTEGRATED (4.82%)
 Ceske Radiokomunikace /1/ /2/                              5,459                68,238
 Compania Anonima Nacional Telefonos de
  Venezuela                                                 7,016               164,455
 Embratel Participacoes /1/                            12,578,501                97,493
 Embratel Participacoes                                    15,475               115,753
 Hellenic Telecommunications Organization                  16,300               104,483
 Tele Norte Leste Participacoes                         7,035,998                91,399
 Telecomunicacoes Brasileiras                          17,190,000                   223
 Telefonos de Mexico                                       19,125               671,096
                                                                              1,313,140
TEXTILE-PRODUCTS (0.47%)
 Texwinca Holdings                                        336,000               128,156
TRANSPORT-MARINE (0.55%)
 China Shipping Development                               778,000               149,617
WIRELESS EQUIPMENT (0.06%)
 BreezeCom /1/                                              3,749                16,533
                                             TOTAL COMMON STOCKS             24,765,069

                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (4.86%)
BREWERY (0.65%)
 Quilmes Industrial                                         8,415               176,715
CELLULAR TELECOMMUNICATIONS (0.30%)
 Tele Celular Sul Participacoes                             4,008                80,962
                                                         Shares
                                                          Held                 Value
----------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
COMMERCIAL BANKS (1.02%)
                                                                             $
 Banco Itau                                             3,244,000               279,529
DIVERSIFIED MINERALS (1.73%)
 Cia Vale Do Rio Doce /1/                                  20,422               470,439
OIL COMPANY-INTEGRATED (0.42%)
 Petroleo Brasileiro                                        4,900               114,361
TELEPHONE-INTEGRATED (0.74%)
 Tele Norte Leste Participacoes                            13,267               202,456
                                          TOTAL PREFERRED STOCKS              1,324,462


See accompanying notes.

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                    INTERNATIONAL EMERGING MARKETS PORTFOLIO

                           JUNE 30, 2001 (UNAUDITED)



                                                 Principal
                                                   Amount                 Value
-----------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.52%)
ASSET BACKED SECURITIES (3.52%)
 Quincy Capital                                  10,000,000
  4.22%; 07/02/01                                $960,000              $959,775
                                    TOTAL COMMERCIAL PAPER             959,775


                      TOTAL PORTFOLIO INVESTMENTS (99.31%)             27,049,306
CASH AND RECEIVABLES, NET OF LIABILITIES (0.69%)                       186,803
                                TOTAL NET ASSETS (100.00%)             $27,236,109
                                                                       -------------


/1 /Non-income producing security.
/2 /Restricted Security - The fund held securities, which were purchased in private placement transactions and may require registration, or an exemption therefrom, in order to effect their sale in the ordinary course of business. At the end of the period, restricted securities totaled $965,556 or 3.55% of net assets.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Argentina                    176,715              0.65%
 Brazil                     3,142,192             11.62
 China                        302,067              1.12
 Czech Republic                68,238              0.25
 Egypt                        268,065              0.99
 Greece                       599,590              2.22
 Hong Kong                  2,485,395              9.19
 Hungary                      349,027              1.29
 India                      2,105,104              7.78
 Indonesia                    170,586              0.63
 Israel                     1,035,999              3.83
 Korea                      2,813,783             10.40
 Mexico                     4,203,459             15.54
 Panama                       297,837              1.10
 Philippines                   59,949              0.22
 Russia                     1,502,251              5.55
 Singapore                    245,949              0.91
 South Africa               1,702,868              6.30
 Taiwan                     2,932,762             10.84
 Thailand                      97,933              0.36
 Turkey                       311,475              1.15
 United Kingdom               434,939              1.61
 United States              1,578,668              5.84
 Venezuela                    164,455              0.61
             TOTAL        $27,049,306            100.00%
                          -------------          ---------

See accompanying notes.

                            SCHEDULE OF INVESTMENTS
                       INTERNATIONAL SECURITIES PORTFOLIO

                           JUNE 30, 2001 (UNAUDITED)

                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (97.79%)
ADVERTISING SERVICES (1.72%)
                                                                      $
 Havas Advertising                                  17,450               192,051
 WPP Group                                          50,871               497,953
                                                                         690,004
AEROSPACE & DEFENSE (1.38%)
 BAE Systems                                        75,649               362,001
 Empresa Bras de Aeronautica                         4,871               190,213
                                                                         552,214
AIRLINES (0.53%)
 British Airways                                    43,854               212,166
AUDIO & VIDEO PRODUCTS (1.32%)
 Matsushita Electric Industrial                     13,300               208,159
 Pioneer                                            10,560               320,898
                                                                         529,057
AUTO-CARS & LIGHT TRUCKS (2.10%)
 Bayerische Motoren Werke                           10,000               329,327
 Honda Motor                                         4,800               210,905
 Nissan Motor                                       43,500               300,301
                                                                         840,533
BEVERAGES-WINE & SPIRITS (1.04%)
 Diageo                                             37,975               416,049
BREWERY (0.71%)
 Interbrew /1/                                      10,700               286,252
BROADCASTING SERVICES & PROGRAMMING (0.44%)
 Grupo Televisa                                      4,370               174,844
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.37%)
 Lafarge                                             6,406               547,755
CABLE TV (0.39%)
 Telewest Communications /1/                       125,159               156,661
CELLULAR TELECOMMUNICATIONS (4.41%)
 America Movil /1/                                  14,016               292,374
 China Mobile                                       67,500               356,543
 NTT DoCoMo                                             25               434,974
 Vodafone Group                                    309,229               684,967
                                                                       1,768,858
CHEMICALS-DIVERSIFIED (1.89%)
 Akzo Nobel                                         13,252               560,957
 DSMA                                                5,670               197,289
                                                                         758,246
CHEMICALS-SPECIALTY (0.55%)
 Rhodia                                             20,060               220,776
COMMERCIAL BANKS (2.19%)
 Julius Baer Holding                                    76               292,373
 Nordea                                            102,675               584,806
                                                                         877,179
COMPUTER SERVICES (0.49%)
 Misys                                              28,102               196,428
DISTRIBUTION-WHOLESALE (0.45%)
 Buhrmann                                           19,225               181,313
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (1.79%)
                                                                      $
 Fortis                                             29,489               717,006
DIVERSIFIED MANUFACTURING OPERATIONS (0.32%)
 Invensys                                           67,900               128,918
DIVERSIFIED MINERALS (0.59%)
 Billiton                                           47,386               236,085
DIVERSIFIED OPERATIONS (1.21%)
 China Resources Enterprises                       168,840               284,650
 Citic Pacific                                      64,400               199,395
                                                                         484,045
DIVERSIFIED OPERATORS/COMMERCIAL SERVICE (1.76%)
 Hays                                               81,597               210,294
 Vivendi Universal                                   8,507               495,860
                                                                         706,154
DRUG DELIVERY SYSTEMS (0.93%)
 Elan /1/                                            6,100               372,100
ELECTRIC COMPONENT-MISCELLANEOUS (0.95%)
 NEC                                                28,240               381,530
ELECTRIC PRODUCTS-MISCELLANEOUS (0.56%)
 Sharp                                              16,600               226,267
ELECTRIC-INTEGRATED (1.51%)
 E.On AG                                             4,443               230,953
 Scottish & Southern Energy                         26,757               252,128
 Scottish Power /1/                                 16,690               122,763
                                                                         605,844
ELECTRONIC COMPONENTS-MISCELLANEOUS (3.82%)
 C-MAC Industries                                   11,479               304,077
 Flextronics International /1/                      13,481               351,989
 Koninklijke Philips Electronics                    18,715               496,079
 Samsung Electronics                                 2,561               378,095
                                                                       1,530,240
FABRICATED STRUCTURAL METAL PRODUCTS (0.43%)
 Usinor                                             16,404               172,068
FINANCE-INVESTMENT BANKER & BROKER (1.71%)
 Nomura Securities                                  26,800               513,566
 Van Der Moolen Holding                              6,530               170,825
                                                                         684,391
FOOD-DAIRY PRODUCTS (0.52%)
 Numico                                              5,423               208,115
FOOD-MISCELLANEOUS/DIVERSIFIED (2.23%)
 Nestle                                              2,520               535,544
 Unilever                                            5,961               357,298
                                                                         892,842
FOOD-RETAIL (1.32%)
 Koninklijke Ahold                                   9,582               300,148
 Safeway                                            40,460               229,177
                                                                         529,325
HUMAN RESOURCES (0.46%)
 Adecco                                              3,890               183,084
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.76%)
                                                                      $
 Check Point Software Technologies /1/               6,056               306,252
INVESTMENT COMPANIES (0.86%)
 Investor                                           27,007               343,623
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.96%)
 Amvescap                                           22,339               385,808
MACHINERY-ELECTRICAL (0.63%)
 Schneider Electric                                  4,567               252,477
MEDICAL-DRUGS (6.87%)
 Aventis                                            11,186               893,027
 Biovail /1/                                         2,844               123,714
 Biovail /1/                                         2,938               128,415
 GlaxoSmithKline /1/                                16,804               471,009
 Novartis                                           12,014               434,776
 Schering                                           11,137               580,801
 Takeda Chemical Industries                          2,600               120,911
                                                                       2,752,653
METAL PROCESSORS & FABRICATORS (0.44%)
 Pechiney                                            3,460               175,754
METAL-ALUMINUM (1.55%)
 Alcan                                              14,838               623,493
MONEY CENTER BANKS (10.23%)
 BNP Paribas                                         3,775               328,540
 Canadian Imperial Bank of Commerce                  8,000               272,279
 Credit Suisse Group                                 3,377               555,162
 Deutsche Bank                                       8,090               578,055
 KBC Bancassurance Holding                           6,560               233,255
 Royal Bank of Canada                               14,509               464,365
 San Paolo-IMI                                      28,200               361,454
 Standard Chartered                                 19,799               253,671
 UBS                                                 5,697               816,121
 UFJ Holdings /1/                                       44               236,723
                                                                       4,099,625
MULTI-LINE INSURANCE (7.33%)
 Assurances Generales de France                      4,998               277,997
 ING Groep                                          19,920             1,301,922
 Riunione Adriatica di Sicurta                      40,900               502,769
 Royal & Sun Alliance Insurance Group               49,900               375,284
 Zurich Financial Services                           1,413               481,874
                                                                       2,939,846
MULTIMEDIA (1.01%)
 News                                               10,897               404,824
OFFICE AUTOMATION & EQUIPMENT (1.05%)
 Canon                                              10,400               420,269
OIL COMPANY-INTEGRATED (6.68%)
 BP Amoco                                           83,952               690,120
 ENI                                                31,100               379,141
 Shell Transport & Trading                          92,748               766,992
 TotalFinaElf                                        6,024               843,526
                                                                       2,679,779
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.94%)
                                                                      $
 Statoil /1/                                        51,050               377,317
PAPER & RELATED PRODUCTS (0.62%)
 Stora Enso Oyj                                     12,800               138,707
 UPM-Kymmene Oyj                                     3,900               110,245
                                                                         248,952
PUBLIC THOROUGHFARES (1.05%)
 Brisa-Auto Estradas de Portugal                    49,612               420,015
PUBLISHING-NEWSPAPERS (0.67%)
 VNU                                                 7,900               267,526
REINSURANCE (2.18%)
 Muenchener Rueckversicherungs-Gesellschaft          3,110               872,815
RETAIL-APPAREL & SHOE (1.48%)
 Inditex                                            15,240               243,206
 Matalan /1/                                        50,020               348,927
                                                                         592,133
RETAIL-MAJOR DEPARTMENT STORE (2.33%)
 Karstadt Quelle                                     6,760               209,749
 Kingfisher                                         31,288               169,303
 Metro                                              14,710               554,180
                                                                         933,232
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.31%)
 Taiwan Semiconductor Manufacturing /1/             17,612               267,526
 United Microelectronics /1/                        28,941               257,575
                                                                         525,101
SOAP & CLEANING PRODUCTS (0.21%)
 Reckitt Benckiser                                   5,963                85,876
TELECOMMUNICATION EQUIPMENT (0.25%)
 Nokia                                               4,610               101,604
TELECOMMUNICATION SERVICES (0.74%)
 Amdocs /1/                                          5,479               295,044
TELEPHONE-INTEGRATED (1.77%)
 Elisa Communications                               12,648               206,768
 Telecom Italia                                     27,966               250,966
 Telefonica                                          2,174                26,798
 Telefonica                                          6,019               224,147
                                                                         708,679
TELEVISION (1.27%)
 Carlton Communications                             40,324               190,693
 Granada                                           152,495               317,950
                                                                         508,643
TEXTILE-PRODUCTS (0.48%)
 Teijin                                             34,600               194,472
TOYS (0.83%)
 Nintendo                                            1,610               293,033
 Sega /1/                                            2,300                40,755
                                                                         333,788
TRANSPORT-RAIL (0.52%)
 East Japan Railway                                     36               207,826
                                                   Shares
                                                    Held                Value
---------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WATER (0.76%)
                                                                      $
 Suez                                                9,500               305,623
WATER TREATMENT SYSTEMS (0.64%)
 Vivendi Environnement /1/                           6,064               255,200
WIRE & CABLE PRODUCTS (0.28%)
 Futukawa Electric                                  13,900               110,892
                                      TOTAL COMMON STOCKS             39,195,490


See accompanying notes.

                       INTERNATIONAL SECURITIES PORTFOLIO

                           JUNE 30, 2001 (UNAUDITED)

See accompanying notes.

                       INTERNATIONAL SECURITIES PORTFOLIO

                           JUNE 30, 2001 (UNAUDITED)



                                                       Principal
                                                         Amount                 Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.31%)
ASSET BACKED SECURITIES (2.31%)
 Quincy Capital                                        10,000,000
  4.22%; 07/02/01                                      $925,000              $924,783
                                          TOTAL COMMERCIAL PAPER             924,783


                           TOTAL PORTFOLIO INVESTMENTS (100.10%)             40,120,273
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER ASSETS (-0.10%)              (39,767)
                                      TOTAL NET ASSETS (100.00%)             $40,080,506
                                                                             -------------


/1 /Non-income producing security.


                 INVESTMENTS BY COUNTRY
 Country                     Value            Percentage of
                                               Total Value
---------------------------------------------------------------
                          $
 Australia                    404,824              1.01%
 Belgium                      519,508              1.30
 Brazil                       190,213              0.47
 Canada                     1,792,630              4.47
 Finland                      557,324              1.39
 France                     4,960,655             12.36
 Germany                    3,355,880              8.37
 Hong Kong                    840,588              2.10
 Israel                       601,296              1.50
 Italy                      1,494,330              3.73
 Japan                      4,221,480             10.52
 Korea                        378,095              0.94
 Mexico                       467,217              1.16
 Netherlands                4,758,478             11.86
 Norway                       377,316              0.94
 Portugal                     420,015              1.05
 Spain                        270,004              0.67
 Sweden                       928,429              2.31
 Switzerland                3,298,934              8.22
 Taiwan                       525,101              1.31
 United Kingdom             8,133,322             20.27
 United States              1,624,634              4.05
             TOTAL        $40,120,273            100.00%
                          -------------          ---------

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                           JUNE 30, 2001 (UNAUDITED)
 -------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31 (EXCEPT AS NOTED):

                          2001/(B)/       2000        1999      1998      1997/(E)/
                          ----            ----        ----      ----      ----
INTERNATIONAL EMERGING MARKETS PORTFOLIO
----------------------------------------
Net Asset Value,
 Beginning of Period..    $9.33         $13.23       $8.21    $10.14      $9.94
Income from Investment
 Operations:
 Net Investment Income     0.09           0.01        0.09      0.17       0.01
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (0.06)         (3.83)       5.10     (1.91)      0.21
                          -----          -----        ----     -----       ----
 Total From Investment
            Operations     0.03          (3.82)       5.19     (1.74)      0.22
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...       --             --       (0.09)    (0.17)     (0.02)
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --          (0.08)      (0.08)       --         --
 Distributions from
  Capital Gains.......       --             --          --     (0.02)        --
  -----                                                        -----
   Total Dividends and
         Distributions       --          (0.08)      (0.17)    (0.19)     (0.02)
  ----                                   -----       -----     -----      -----
Net Asset Value, End
 of Period............    $9.36          $9.33      $13.23     $8.21     $10.14
                          =====          =====      ======     =====     ======
Total Return..........     0.32%/(c)/   (29.03)%     63.37%   (17.21)%     1.40%/(c)/
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $27,236        $76,775    $129,575   $79,481    $32,488
 Ratio of Expenses to
  Average Net Assets..     1.15%/(d)/     1.15%       1.15%     1.15%      1.15%/(d)/
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.29%/(d)/     0.29%       0.94%     2.11%      0.91%/(d)/
 Portfolio Turnover
  Rate................     69.8%/(d)/    106.0%      107.5%     36.5%      12.3%/(d)/

                          2001/(B)/       2000        1999      1998       1997          1996
                          ----            ----        ----      ----       ----          ----
INTERNATIONAL SECURITIES PORTFOLIO
----------------------------------
Net Asset Value,
 Beginning of Period..   $13.50         $16.64      $14.90    $14.45     $13.67        $11.70
Income from Investment
 Operations:
 Net Investment Income     0.09           0.12        0.40      0.24       0.24          0.31
 Net Realized and
  Unrealized Gain
  (Loss) on
  Investments.........    (2.55)         (1.53)       3.60      1.12       1.46          2.46
                          -----          -----        ----      ----       ----          ----
 Total From Investment
            Operations    (2.46)         (1.41)       4.00      1.36       1.70          2.77
Less Dividends and
 Distributions:
 Dividends from Net
  Investment Income...    (0.02)         (0.10)      (0.41)    (0.23)     (0.24)        (0.16)
 Dividends in Excess
  of Net Investment
  Income /(a)/........       --             --          --        --         --         (0.07)
 Distributions from
  Capital Gains.......       --          (1.29)      (1.66)    (0.68)     (0.68)        (0.57)
 Excess Distributions
  from Capital Gains
  /(a)/ ..............       --          (0.34)      (0.19)       --         --            --
  ----                                   -----       -----
   Total Dividends and
         Distributions    (0.02)         (1.73)      (2.26)    (0.91)     (0.92)        (0.80)
                          -----          -----       -----     -----      -----         -----
Net Asset Value, End
 of Period............   $11.02         $13.50      $16.64    $14.90     $14.45        $13.67
                         ======         ======      ======    ======     ======        ======
Total Return..........   (18.28)%/(c)/   (7.97)%     27.89%     9.55%     12.55%        24.12%
Ratio/Supplemental
 Data:
 Net Assets, End of
  Period (in
  thousands)..........  $40,081        $49,093     $61,341   $47,912    $37,684       $28,161
 Ratio of Expenses to
  Average Net Assets..     0.90%/(d)/     0.90%       0.90%     0.90%      0.90%         0.90%
 Ratio of Net
  Investment Income to
  Average Net Assets..     1.42%/(d)/     0.75%       2.74%     1.60%      1.73%         1.90%
 Portfolio Turnover
  Rate................    104.3%/(d)/    101.0%       71.4%     36.7%      30.8%         25.5%



/(a) /See "Distributions to Shareholders" in the Notes to Financial Statements. /(b) /Six months ended June 30, 2001.
/(c) /Total return amounts have not been annualized.
/(d) /Computed on an annualized basis.
/(e) /Period from November 26, 1997, date shares first offered, through December
  31, 1997. International Emerging Markets Portfolio recognized $.02 of net investment income per share and incurred an unrealized loss of $.08 per share from November 17, 1997 through November 25, 1997.
See accompanying notes.